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              [LETTERHEAD OF STATE STREET BANK AND TRUST COMPANY]




                                                                 August 27, 1999

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

      RE:  The Munder Funds, Inc. (the "Company")
           File Nos. 33-54748,811-7346
           CIK 894192, Post-Effective Amendment No. 38
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Dear Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Class A, Class B and Class II Shares and Class Y Shares of the Munder Future Technology Fund and the Statement of Additional Information for the Munder Future Technology Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 38 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on August 25, 1999 (Accession # 0000950131-99-005092).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                   Very truly yours,

                                   /s/ Francine S. Hayes
                                   ---------------------
                                   Francine S. Hayes
                                   Associate Counsel

cc:  T. Gardner
     L. Wilson
     J. Kanter
     W. Kotapish
     C. Surprise